EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2010-1

Class A-1 0.51776% Asset Backed Notes

Class A-2 1.36% Asset Backed Notes

Class A-3 1.84% Asset Backed Notes

Class A-4 2.43% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2010-1, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, N.A., as Indenture Trustee, dated as of May 26, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

September 30,
Collection Period Beginning:	02/01/2012
Collection Period Ending:	02/29/2012
Prev. Distribution/Close Date:	02/15/2012
Distribution Date:	03/15/2012
Days of Interest for Period:	29
Days in Collection Period:	29
Months Seasoned:	22

	September 30,	September 30,	September 30,	September 30,
Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	135,562	04/30/2010	05/26/2010	1,739,139,791.32

Total	135,562			1,739,139,791.32

xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx
I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance							{1}	840,111,364.64

Monthly principal amounts
{2} Scheduled payments						{2}	18,428,833.90
{3} Prepayments received (partial and full)						{3}	9,486,313.47
{4} Repurchased Receivables						{4}	237,733.52
{5} Defaulted Receivables						{5}	11,898,113.41
{6} Cram Down Losses						{6}	7,595.48
{7} Other Receivables adjustments						{7}	—

{8} Total Principal distributable amount							{8}	40,058,589.78

{9} End of period aggregate Principal Balance							{9}	800,052,774.86

{10} Pool Factor ({9}/ Original Pool Balance)							{10}	0.460028

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class A-4	Total
{11} Original Note Balance			{11}	366,000,000.00	287,000,000.00	268,000,000.00	79,000,000.00	1,000,000,000.00

{12} Beginning of period Note Balance			{12}	—	26,849,557.26	268,000,000.00	79,000,000.00	373,849,557.26
{13} First Allocation of Principal			{13}	—	—	—	—	—
{14} Regular Allocation of Principal			{14}	—	17,826,072.45	—	—	17,826,072.45
{15} Optional Purchase payment amount			{15}	—	—	—	—	—
{16} End of period Note Balance			{16}	—	9,023,484.81	268,000,000.00	79,000,000.00	356,023,484.81
{17} Note Pool Factors			{17}	—	0.031441	1.000000	1.000000	0.356023
{18} Principal payment per $1,000			{18}	—	663.92	—	—	47.68

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{19} Scheduled principal payments received						{19}	18,428,833.90
{20} Partial and full prepayments received						{20}	9,486,313.47
{21} Liquidation Proceeds						{21}	6,776,417.30
{22} Repurchased Receivables (principal and interest)						{22}	430,038.47
{23} Interest collected on Receivables						{23}	14,150,783.69
{24} Other amounts received						{24}	564,739.78
{25} Reserve Account Excess Amount						{25}	—
{26} Reserve Account Draw Amount						{26}	—

{27} Total Available Funds							{27}	49,837,126.61

Distributions
{28} Indenture Trustee Fee						{28}	2,000.00
{29} Owner Trustee Fee						{29}	—

Servicing Fee

	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx
		Calculated Fee	Carryover Shortfall	Change from prior period	Total
{30}		2,100,278.41	—	—	2,100,278.41	{30}	2,100,278.41

000000	000000	000000	000000	000000	000000	000000	000000	000000	000000
Class A Accrued Note Interest

Class		Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{31} Class A-1		—	0.51776%	29	Actual/360	—	{31}	—
{32} Class A-2		26,849,557.26	1.36%	30	30/360	30,429.50	{32}	30,429.50
{33} Class A-3		268,000,000.00	1.84%	30	30/360	410,933.33	{33}	410,933.33
{34} Class A-4		79,000,000.00	2.43%	30	30/360	159,975.00	{34}	159,975.00

Class A Accrued Note Interest

Class		Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{35} Class A-1		—	—	—			{35}	—
{36} Class A-2		—	—	—			{36}	—
{37} Class A-3		—	—	—			{37}	—
{38} Class A-4		—	—	—			{38}	—

{39} First Allocation of Principal							{39}	—
{40} Reserve Account deposit							{40}	—
{41} Regular Allocation of Principal							{41}	17,826,072.45
{42} Other amounts due to Trustees							{42}	—
{43} Distribution to Residual Interestholder							{43}	29,307,437.92

{44} Total Distribution Amount								{44}	49,837,126.61

IV. RECONCILIATION OF RESERVE ACCOUNT

{45} Beginning of period Reserve Account balance							{45}	34,782,795.83
{46} Deposit to Reserve Account							{46}	—
{47} Release from Reserve Account							{47}	—

{48} End of period Reserve Account balance								{48}	34,782,795.83

{49} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)								{49}	34,782,795.83
{50} Change in Reserve Account balance from prior period								{50}	—

V. OVERCOLLATERALIZATION

Target Overcollateralization (greater of)
{51} (i) 55.50% of the Principal Balance of the Receivables at the end of the Collection Period and								{51}	444,029,290.05
{52} (ii) 5.50% of the Principal Balance of the Receivables as of the Cut-off Date								{52}	95,652,688.52

{53} Level I Net Loss Trigger								{53}	No
{54} Target Overcollateralization Amount in the event of a Level I Net Loss Trigger								{54}	520,034,303.66

{55} Level II Net Loss Trigger								{55}	No
{56} Target Overcollateralization Amount in the event of a Level II Net Loss Trigger								{56}	800,052,774.86

{57} End of period Principal Balance of the Receivables							{57}	800,052,774.86
{58} End of period Note Balance							{58}	356,023,484.81
{59} Overcollateralization amount at the end of the Collection Period								{59}	444,029,290.05
{60} Overcollateralization % at the end of the Collection Period								{60}	55.50%

VI. STATISTICAL DATA
							Original	Previous	Current
{61} Principal Balance of the Receivables						{61}	1,739,139,791.32	840,111,364.64	800,052,774.86
{62} Weighted average coupon of the Receivables						{62}	19.63%	19.72%	19.71%
{63} Weighted average original term of the Receivables						{63}	68.18	68.66	68.71
{64} Weighted average remaining term of the Receivables						{64}	50.16	33.75	32.92
{65} Number of Receivables						{65}	135,562	82,354	79,666

VII. DELINQUENCY
							Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{66} 31-60 days						{66}	8,255	93,940,892.70	11.74%
{67} 61-90 days						{67}	2,712	30,348,395.29	3.79%
{68} over 90 days						{68}	1,111	11,800,379.38	1.47%
{69} Total						{69}	12,078	136,089,667.37	17.01%

VIII. REPOSSESSION INVENTORY
							Units	Dollars
{70} Beginning of period Repossessed Inventory						{70}	1,088	13,358,524.23
{71} Vehicles Repossessed in current period						{71}	983	12,053,078.07
{72} Repossessed vehicles sold in current period						{72}	1,009	12,523,201.53
{73} Repossessed vehicles reinstated in current period						{73}	255	2,795,740.41
{74} Repossessed vehicle adjustment in current period						{74}	—	(11,175.00)
{75} End of period Repossessed Inventory						{75}	807	10,103,835.36

	September 30,	September 30,
IX. CUMULATIVE NET LOSS RATIO

{76} Receivables becoming Defaulted Receivables during period	{76}	11,898,113.41
{77} Cram Down Losses occurring during period	{77}	7,595.48
{78} Liquidation Proceeds collected during period	{78}	4,091,357.42
{79} Net losses during period	{79}	5,150,180.49

{80} Net losses since Cut-off Date (end of period)	{80}	148,477,554.17
{81} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{81}	8.54%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2010-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from February 1, 2012 to February 29, 2012. Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2012 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Servicer’s Certificate and Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain
Name: Mark McCastlain
Title: Vice President Date: March 5, 2012